INCOME TAX (Schedule of Income Tax Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income tax expense (recovery)
Current	$ 17,750	$ 16,086
Deferred	3,121	2,833
Income tax expense	$ 20,871	$ 18,919